Quarterly Holdings Report
for
Fidelity® Dividend Growth Fund
October 31, 2023
DGF-NPRT1-1223
1.809095.120
Common Stocks - 98.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (a)	624,300	18,352
Interactive Media & Services - 1.9%
Alphabet, Inc. Class A (b)	394,900	48,999
Meta Platforms, Inc. Class A (b)	185,500	55,886
		104,885
Media - 1.0%
Comcast Corp. Class A	1,327,992	54,833
TOTAL COMMUNICATION SERVICES		178,070
CONSUMER DISCRETIONARY - 1.6%
Diversified Consumer Services - 0.4%
H&R Block, Inc.	495,800	20,353
Hotels, Restaurants & Leisure - 0.6%
Churchill Downs, Inc.	104,600	11,489
Domino's Pizza, Inc.	30,400	10,305
Hilton Worldwide Holdings, Inc.	87,600	13,274
Starbucks Corp.	800	74
		35,142
Household Durables - 0.6%
D.R. Horton, Inc.	50,400	5,262
JM AB (B Shares)	1,165,200	12,401
Lennar Corp. Class A	84,900	9,057
Sony Group Corp.	86,300	7,175
		33,895
TOTAL CONSUMER DISCRETIONARY		89,390
CONSUMER STAPLES - 7.0%
Beverages - 2.0%
Constellation Brands, Inc. Class A (sub. vtg.)	88,600	20,746
Keurig Dr. Pepper, Inc.	2,343,700	71,084
The Coca-Cola Co.	369,400	20,867
		112,697
Consumer Staples Distribution & Retail - 1.4%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	619,600	33,729
Dollar General Corp.	99,000	11,785
Walmart, Inc.	191,400	31,277
		76,791
Food Products - 0.2%
The J.M. Smucker Co.	116,500	13,262
Household Products - 0.6%
Reynolds Consumer Products, Inc.	1,400,657	35,619
Personal Care Products - 1.0%
Estee Lauder Companies, Inc. Class A	115,700	14,910
Kenvue, Inc.	2,088,200	38,841
		53,751
Tobacco - 1.8%
Altria Group, Inc.	766,214	30,779
Philip Morris International, Inc.	825,400	73,593
		104,372
TOTAL CONSUMER STAPLES		396,492
ENERGY - 11.6%
Energy Equipment & Services - 3.9%
Borr Drilling Ltd. (b)	1,111,400	6,905
Borr Drilling Ltd. (b)	2,587,449	15,861
Noble Corp. PLC (c)	1,278,026	59,671
Seadrill Ltd. (b)	1,266,000	50,032
Subsea 7 SA sponsored ADR	1,623,500	21,219
Tidewater, Inc. (b)	978,900	66,908
		220,596
Oil, Gas & Consumable Fuels - 7.7%
ARC Resources Ltd. (c)	1,738,300	27,966
Canadian Natural Resources Ltd.	516,500	32,813
Cheniere Energy, Inc.	147,400	24,530
Cool Co. Ltd.	1,643,300	21,404
Energy Transfer LP	4,657,900	61,251
Enterprise Products Partners LP	1,820,900	47,416
Exxon Mobil Corp.	1,117,597	118,298
Golar LNG Ltd.	762,400	17,101
Reliance Industries Ltd. GDR (a)	681,500	37,210
Sitio Royalties Corp. (c)	1,487,300	36,766
Viper Energy Partners LP	410,222	11,683
		436,438
TOTAL ENERGY		657,034
FINANCIALS - 13.5%
Banks - 3.1%
Bank of America Corp.	2,971,900	78,280
Wells Fargo & Co.	2,422,893	96,358
		174,638
Capital Markets - 2.7%
Ares Capital Corp.	749,000	14,201
B. Riley Financial, Inc. (c)	578,400	20,944
Brookfield Corp. Class A (c)	1,484,600	43,276
Intercontinental Exchange, Inc.	473,500	50,873
S&P Global, Inc.	61,968	21,646
		150,940
Financial Services - 5.5%
Apollo Global Management, Inc.	413,900	32,052
Fidelity National Information Services, Inc.	421,700	20,710
Global Payments, Inc.	371,900	39,503
MasterCard, Inc. Class A	232,000	87,313
Visa, Inc. Class A	568,600	133,678
		313,256
Insurance - 2.2%
Arthur J. Gallagher & Co.	150,300	35,394
Chubb Ltd.	122,600	26,312
Marsh & McLennan Companies, Inc.	164,200	31,141
The Travelers Companies, Inc.	198,900	33,304
		126,151
TOTAL FINANCIALS		764,985
HEALTH CARE - 12.7%
Biotechnology - 0.8%
Gilead Sciences, Inc.	568,500	44,650
Health Care Providers & Services - 7.5%
Cigna Group	398,800	123,309
CVS Health Corp.	298,100	20,572
Elevance Health, Inc.	102,400	46,089
HCA Holdings, Inc.	118,300	26,752
Humana, Inc.	81,100	42,471
UnitedHealth Group, Inc.	313,206	167,741
		426,934
Life Sciences Tools & Services - 1.5%
Danaher Corp.	220,200	42,283
Thermo Fisher Scientific, Inc.	100,200	44,566
		86,849
Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.	738,700	38,065
Eli Lilly & Co.	110,200	61,043
Novo Nordisk A/S Series B sponsored ADR	295,400	28,527
Roche Holding AG (participation certificate)	64,850	16,712
Royalty Pharma PLC	678,100	18,221
		162,568
TOTAL HEALTH CARE		721,001
INDUSTRIALS - 13.8%
Aerospace & Defense - 5.2%
Airbus Group NV	162,300	21,761
General Dynamics Corp.	49,000	11,824
Howmet Aerospace, Inc.	683,500	30,142
L3Harris Technologies, Inc.	79,100	14,191
Lockheed Martin Corp.	63,100	28,688
Northrop Grumman Corp.	50,000	23,572
Spirit AeroSystems Holdings, Inc. Class A (c)	919,500	20,781
Textron, Inc.	466,700	35,469
Thales SA	114,200	16,814
The Boeing Co. (b)	486,100	90,813
		294,055
Commercial Services & Supplies - 0.8%
GFL Environmental, Inc.	950,600	27,385
The Brink's Co.	241,600	16,153
		43,538
Electrical Equipment - 1.6%
nVent Electric PLC	338,300	16,282
Prysmian SpA	309,700	11,564
Vertiv Holdings Co.	1,672,900	65,695
		93,541
Industrial Conglomerates - 1.6%
General Electric Co.	537,050	58,340
Hitachi Ltd.	467,600	29,640
		87,980
Machinery - 1.4%
Allison Transmission Holdings, Inc. (c)	1,553,602	78,333
Marine Transportation - 0.3%
2020 Bulkers Ltd. (d)	1,265,600	11,409
Himalaya Shipping Ltd. (c)	1,240,700	5,633
		17,042
Professional Services - 2.1%
Equifax, Inc.	97,600	16,550
Genpact Ltd.	581,600	19,507
Leidos Holdings, Inc.	119,400	11,835
Paycom Software, Inc.	71,100	17,417
SS&C Technologies Holdings, Inc.	1,105,000	55,526
		120,835
Trading Companies & Distributors - 0.8%
United Rentals, Inc.	42,300	17,185
Watsco, Inc. (c)	73,700	25,713
		42,898
TOTAL INDUSTRIALS		778,222
INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 0.5%
Cisco Systems, Inc.	532,900	27,780
Electronic Equipment, Instruments & Components - 0.4%
Jabil, Inc.	180,600	22,178
Vontier Corp.	6,702	198
		22,376
IT Services - 0.9%
Amdocs Ltd.	625,600	50,148
Semiconductors & Semiconductor Equipment - 8.7%
ASML Holding NV (Netherlands)	29,400	17,673
BE Semiconductor Industries NV	240,400	24,750
Broadcom, Inc.	75,400	63,439
Marvell Technology, Inc.	1,499,372	70,800
Monolithic Power Systems, Inc.	39,600	17,493
NVIDIA Corp.	424,900	173,274
NXP Semiconductors NV	205,000	35,348
Skyworks Solutions, Inc.	303,300	26,308
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	617,900	53,331
Universal Display Corp.	95,350	13,271
		495,687
Software - 10.4%
Intuit, Inc.	174,900	86,567
Microsoft Corp.	1,479,100	500,098
		586,665
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	148,572	25,372
Samsung Electronics Co. Ltd.	795,010	39,513
		64,885
TOTAL INFORMATION TECHNOLOGY		1,247,541
MATERIALS - 5.2%
Chemicals - 0.7%
CF Industries Holdings, Inc.	196,000	15,637
Shin-Etsu Chemical Co. Ltd.	779,800	23,319
		38,956
Metals & Mining - 4.1%
Agnico Eagle Mines Ltd. (Canada)	425,700	19,966
Arch Resources, Inc.	340,509	51,359
Barrick Gold Corp.	1,087,147	17,373
First Quantum Minerals Ltd.	553,600	6,415
Freeport-McMoRan, Inc.	669,000	22,599
Glencore PLC	5,507,700	29,173
Newmont Corp.	1,075,700	40,306
Wheaton Precious Metals Corp.	1,113,800	47,042
		234,233
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	399,500	20,486
TOTAL MATERIALS		293,675
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	129,500	23,076
Crown Castle International Corp.	389,000	36,169
Four Corners Property Trust, Inc.	786,200	16,746
NNN (REIT), Inc.	561,300	20,392
		96,383
UTILITIES - 5.9%
Electric Utilities - 3.9%
Constellation Energy Corp.	357,976	40,423
Edison International	839,200	52,920
Exelon Corp.	722,330	28,128
FirstEnergy Corp.	1,560,400	55,550
Southern Co.	687,000	46,235
		223,256
Gas Utilities - 0.2%
Brookfield Infrastructure Corp. A Shares	375,800	9,681
Independent Power and Renewable Electricity Producers - 1.5%
NextEra Energy Partners LP	304,700	8,248
The AES Corp.	1,213,300	18,078
Vistra Corp.	1,761,150	57,625
		83,951
Multi-Utilities - 0.3%
Dominion Energy, Inc.	436,800	17,612
TOTAL UTILITIES		334,500
TOTAL COMMON STOCKS (Cost $4,916,382)		5,557,293

Money Market Funds - 4.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (e)	121,926,625	121,951
Fidelity Securities Lending Cash Central Fund 5.40% (e)(f)	129,508,426	129,521
TOTAL MONEY MARKET FUNDS (Cost $251,472)		251,472

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $5,167,854)	5,808,765
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(147,613)
NET ASSETS - 100.0%	5,661,152

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,562,000 or 1.0% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Affiliated company
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	140,298	506,641	524,988	1,906	-	-	121,951	0.3%
Fidelity Securities Lending Cash Central Fund 5.40%	153,723	355,529	379,731	250	-	-	129,521	0.5%
Total	294,021	862,170	904,719	2,156	-	-	251,472

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
2020 Bulkers Ltd.	13,037	-	-	152	-	(1,628)	11,409
Total	13,037	-	-	152	-	(1,628)	11,409

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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